LKCM BALANCED FUND
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

COMMON STOCKS - 69.2%	Shares	Value
Aerospace & Defense - 1.0%
L3Harris Technologies, Inc.	5,850	$1,018,602

Banks - 3.4%
Bank of America Corp.	44,900	1,229,362
Cullen/Frost Bankers, Inc.	9,700	884,737
JPMorgan Chase & Co.	10,700	1,551,714
		3,665,813
Beverages - 2.3%
The Coca-Cola Co.	21,400	1,197,972
PepsiCo, Inc.	7,550	1,279,272
		2,477,244
Broadline Retail - 1.3%
Amazon.com, Inc. (a)	11,200	1,423,744

Capital Markets - 1.3%
Moody's Corp.	4,450	1,406,957

Chemicals - 5.8%
Air Products and Chemicals, Inc.	5,600	1,587,040
Albemarle Corporation	4,800	816,192
Corteva, Inc.	7,658	391,783
DuPont de Nemours, Inc.	12,658	944,160
Ecolab Inc.	2,400	406,560
FMC Corp.	11,300	756,761
Linde Plc (b)	3,600	1,340,460
		6,242,956
Commercial Services & Supplies - 2.8%
Cintas Corp.	2,400	1,154,424
Waste Connections, Inc. (b)	8,100	1,087,830
Waste Management, Inc.	5,250	800,310
		3,042,564
Construction Materials - 1.3%
Martin Marietta Materials, Inc.	3,400	1,395,632

Consumer Staples Distribution & Retail - 1.2%
Walmart, Inc.	8,100	1,295,433

Diversified Telecommunication Services - 0.5%
Verizon Communications Inc.	17,341	562,022

Electrical Equipment - 1.7%
Emerson Electric Co.	8,800	849,816
Rockwell Automation, Inc.	3,325	950,518
		1,800,334
Electronic Equipment, Instruments & Components - 2.1%
Teledyne Technologies, Inc. (a)	2,950	1,205,311
Trimble Inc. (a)	19,750	1,063,735
		2,269,046
Entertainment - 1.0%
The Walt Disney Co. (a)	13,700	1,110,385

Financial Services - 1.7%
PayPal Holdings, Inc. (a)	9,100	531,986
Visa, Inc. - Class A	5,650	1,299,557
		1,831,543
Ground Transportation - 1.0%
Union Pacific Corp.	5,275	1,074,148

Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	10,000	968,500
Alcon, Inc. (b)	17,900	1,379,374
Neogen Corp. (a)	20,000	370,800
		2,718,674
Household Durables - 0.3%
Newell Brands, Inc.	40,000	361,200

Household Products - 2.2%
Colgate-Palmolive Co.	16,100	1,144,871
Kimberly-Clark Corp.	6,100	737,185
The Procter & Gamble Co.	3,250	474,045
		2,356,101
Industrial Conglomerates - 1.0%
Honeywell International Inc.	5,700	1,053,018

Insurance - 0.7%
Arthur J Gallagher & Co.	3,400	774,962

Interactive Media & Services - 2.9%
Alphabet Inc. - Class C (a)	15,000	1,977,750
Meta Platforms, Inc. (a)	3,675	1,103,272
		3,081,022
IT Services - 2.0%
Accenture Plc (b)	2,600	798,486
Akamai Technologies, Inc. (a)	12,800	1,363,712
		2,162,198
Life Sciences Tools & Services - 3.4%
Charles River Laboratories International, Inc. (a)	5,250	1,028,895
Danaher Corp.	5,100	1,265,310
Thermo Fisher Scientific, Inc.	2,600	1,316,042
		3,610,247
Machinery - 1.7%
Chart Industries, Inc. (a)	4,800	811,776
Fortive Corp.	9,350	693,396
IDEX Corp.	1,600	332,832
		1,838,004
Metals & Mining - 0.6%
Newmont Goldcorp Corp.	18,100	668,795

Oil, Gas & Consumable Fuels - 5.7%
Chevron Corp.	7,795	1,314,393
ConocoPhillips	10,900	1,305,820
Coterra Energy, Inc.	24,000	649,200
EOG Resources, Inc.	4,450	564,082
Kinder Morgan, Inc.	62,000	1,027,960
Pioneer Natural Resources Co.	5,650	1,296,957
		6,158,412
Personal Care Products - 0.6%
The Estee Lauder Cos., Inc. - Class A	4,600	664,930

Pharmaceuticals - 2.5%
Merck & Co., Inc.	12,500	1,286,875
Zoetis Inc.	8,026	1,396,363
		2,683,238
Professional Services - 0.9%
Broadridge Financial Solutions, Inc.	5,250	940,013

Semiconductors & Semiconductor Equipment - 1.6%
NVIDIA Corp.	2,000	869,980
QUALCOMM, Inc.	7,600	844,056
		1,714,036
Software - 6.4%
Adobe Inc. (a)	1,850	943,315
Microsoft Corp.	6,750	2,131,312
Oracle Corp.	12,800	1,355,776
Roper Technologies, Inc.	2,600	1,259,128
Salesforce, Inc. (a)	6,050	1,226,819
		6,916,350
Specialized REITs - 0.9%
American Tower Corp.	5,500	904,475

Specialty Retail - 1.3%
The Home Depot, Inc.	4,500	1,359,720

Technology Hardware, Storage & Peripherals - 2.5%
Apple Inc.	15,950	2,730,800

Textiles, Apparel & Luxury Goods - 1.1%
NIKE, Inc. - Class B	12,000	1,147,440

TOTAL COMMON STOCKS
(Cost $47,357,721)		74,460,058

	Principal
CORPORATE BONDS - 29.5%	Amount	Value
Aerospace & Defense - 0.4%
RTX Corp.
5.150%, 02/27/2033
Callable 11/27/2032	$500,000	474,647

Banks - 1.0%
Cullen/Frost Bankers, Inc.
4.500%, 03/17/2027
Callable 02/17/2027	750,000	704,696
JPMorgan Chase & Co.:
3.875%, 09/10/2024	200,000	195,968
3.200%, 06/15/2026
Callable 03/15/2026	200,000	188,173
		1,088,837
Beverages - 1.0%
Keurig Dr Pepper, Inc.
2.550%, 09/15/2026
Callable 06/15/2026	750,000	689,269
PepsiCo, Inc.
2.375%, 10/06/2026
Callable 07/06/2026	435,000	404,303
		1,093,572
Biotechnology - 1.1%
AbbVie, Inc.
3.200%, 05/14/2026
Callable 02/14/2026	600,000	567,161
Amgen, Inc.:
3.625%, 05/22/2024
Callable 02/22/2024	250,000	246,573
2.600%, 08/19/2026
Callable 05/19/2026	450,000	415,575
		1,229,309
Broadline Retail - 0.7%
Amazon.com, Inc.:
1.200%, 06/03/2027
Callable 04/03/2027	260,000	225,988
4.550%, 12/01/2027
Callable 11/01/2027	550,000	539,029
		765,017
Chemicals - 2.0%
Air Products and Chemicals, Inc.
1.850%, 05/15/2027
Callable 03/15/2027	675,000	599,916
DuPont de Nemours, Inc.
4.725%, 11/15/2028
Callable 08/15/2028	650,000	628,922
Ecolab, Inc.:
2.700%, 11/01/2026
Callable 08/01/2026	500,000	463,922
5.250%, 01/15/2028
Callable 12/15/2027	475,000	474,556
		2,167,316
Commercial Services & Supplies - 0.4%
Waste Management, Inc.
4.150%, 04/15/2032
Callable 01/15/2032	500,000	455,665

Consumer Finance - 0.6%
American Express Co.
3.000%, 10/30/2024
Callable 09/29/2024	650,000	630,381

Consumer Staples Distribution & Retail - 1.9%
Costco Wholesale Corp.
1.375%, 06/20/2027
Callable 04/20/2027	690,000	603,639
Dollar Tree, Inc.
4.000%, 05/15/2025
Callable 03/15/2025	825,000	798,889
Walmart, Inc.
3.550%, 06/26/2025
Callable 04/26/2025	700,000	678,612
		2,081,140
Diversified Telecommunication Services - 1.3%
AT&T, Inc.
1.700%, 03/25/2026
Callable 10/10/2023	250,000	226,903
T-Mobile USA, Inc.:
3.750%, 04/15/2027
Callable 02/15/2027	100,000	93,490
4.750%, 02/01/2028
Callable 10/10/2023	100,000	95,980
Verizon Communications Inc.:
3.500%, 11/01/2024
Callable 08/01/2024	750,000	732,808
2.625%, 08/15/2026	250,000	231,101
		1,380,282
Electrical Equipment - 0.2%
Emerson Electric Co.
3.150%, 06/01/2025
Callable 03/01/2025	200,000	192,585

Entertainment - 0.7%
The Walt Disney Co.
1.750%, 08/30/2024
Callable 07/30/2024	810,000	781,568

Financial Services - 1.7%
Mastercard, Inc.
4.850%, 03/09/2033
Callable 12/09/2032	500,000	483,520
PayPal Holdings, Inc.
1.650%, 06/01/2025
Callable 05/01/2025	700,000	655,344
Visa Inc.:
3.150%, 12/14/2025
Callable 09/14/2025	300,000	286,737
1.900%, 04/15/2027
Callable 02/15/2027	500,000	448,824
		1,874,425
Ground Transportation - 0.2%
Union Pacific Corp.
3.750%, 07/15/2025
Callable 05/15/2025	200,000	193,837

Health Care Equipment & Supplies - 0.6%
Abbott Laboratories:
3.875%, 09/15/2025
Callable 06/15/2025	255,000	248,310
3.750%, 11/30/2026
Callable 08/30/2026	355,000	341,053
		589,363
Health Care Providers & Services - 0.1%
CVS Health Corp.
3.375%, 08/12/2024
Callable 05/12/2024	50,000	48,915

Hotels, Restaurants & Leisure - 0.5%
McDonald's Corp.
1.450%, 09/01/2025
Callable 08/01/2025	600,000	555,805

Household Products - 0.5%
Colgate-Palmolive Co.
3.100%, 08/15/2027
Callable 07/15/2027	595,000	557,280

Industrial Conglomerates - 0.9%
Honeywell International, Inc.:
2.300%, 08/15/2024
Callable 07/15/2024	250,000	243,123
1.350%, 06/01/2025
Callable 05/01/2025	750,000	702,277
		945,400
Interactive Media & Services - 0.2%
Alphabet, Inc.
1.998%, 08/15/2026
Callable 05/15/2026	200,000	184,115

Life Sciences Tools & Services - 0.9%
Danaher Corp.
3.350%, 09/15/2025
Callable 06/15/2025	250,000	240,373
Thermo Fisher Scientific, Inc.
1.215%, 10/18/2024
Callable 10/10/2023	750,000	715,217
		955,590
Oil, Gas & Consumable Fuels - 2.6%
Chevron Corp.
1.995%, 05/11/2027
Callable 03/11/2027	400,000	358,720
ConocoPhillips Co.
6.950%, 04/15/2029	500,000	541,851
Devon Energy Corp.
4.500%, 01/15/2030
Callable 01/15/2025	500,000	455,073
Enterprise Products Operating, LLC
3.750%, 02/15/2025
Callable 11/15/2024	665,000	646,226
Exxon Mobil Corp.:
2.709%, 03/06/2025
Callable 12/06/2024	255,000	245,786
3.043%, 03/01/2026
Callable 12/01/2025	400,000	379,970
Kinder Morgan Energy Partners, L.P.
4.250%, 09/01/2024
Callable 06/01/2024	125,000	123,001
		2,750,627
Personal Care Products - 0.7%
The Estee Lauder Cos., Inc.
2.000%, 12/01/2024
Callable 11/01/2024	805,000	773,253

Pharmaceuticals - 2.4%
Eli Lilly & Co.
5.000%, 02/27/2026
Callable 02/27/2024	545,000	543,818
Johnson & Johnson
0.550%, 09/01/2025
Callable 08/01/2025	735,000	672,771
Pfizer, Inc.
0.800%, 05/28/2025
Callable 04/28/2025	800,000	741,608
Zoetis Inc.
4.500%, 11/13/2025
Callable 08/13/2025	600,000	587,717
		2,545,914
Semiconductors & Semiconductor Equipment - 0.8%
Intel Corp.
3.700%, 07/29/2025
Callable 04/29/2025	500,000	484,216
NVIDIA Corp.
3.200%, 09/16/2026
Callable 06/16/2026	400,000	379,070
		863,286
Software - 2.5%
Adobe Inc.
1.900%, 02/01/2025
Callable 01/01/2025	755,000	721,708
Fortinet, Inc.
1.000%, 03/15/2026
Callable 02/15/2026	600,000	536,009
Microsoft Corp.
3.125%, 11/03/2025
Callable 08/03/2025	230,000	220,441
Oracle Corp.:
2.500%, 04/01/2025
Callable 03/01/2025	500,000	476,357
2.950%, 05/15/2025
Callable 02/15/2025	500,000	478,236
Roper Technologies, Inc.
1.000%, 09/15/2025
Callable 08/15/2025	250,000	228,646
		2,661,397
Specialized REITs - 1.1%
American Tower Corp.:
2.400%, 03/15/2025
Callable 02/15/2025	600,000	569,162
3.375%, 10/15/2026
Callable 07/15/2026	635,000	591,716
		1,160,878
Specialty Retail - 2.2%
Lowe's Cos, Inc.
2.500%, 04/15/2026
Callable 01/15/2026	800,000	743,845
O'Reilly Automotive, Inc.:
4.200%, 04/01/2030
Callable 01/01/2030	500,000	456,434
4.700%, 06/15/2032
Callable 03/15/2032	250,000	229,288
The Home Depot, Inc.
2.800%, 09/14/2027
Callable 06/14/2027	500,000	458,468
Tractor Supply Co.
5.250%, 05/15/2033
Callable 02/15/2033	500,000	472,770
		2,360,805
Technology Hardware, Storage & Peripherals - 0.3%
Apple Inc.:
2.500%, 02/09/2025	250,000	240,667
3.200%, 05/13/2025	55,000	53,227
		293,894
TOTAL CORPORATE BONDS
(Cost $33,783,113)		31,655,103

SHORT-TERM INVESTMENTS - 1.2%	Shares	Value
Money Market Funds - 1.2%
Invesco Short-Term Investments Trust - Government & Agency Portfolio -Institutional Shares, 5.26% (c)	1,322,908	1,322,908

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,322,908)		1,322,908

Total Investments - 99.9%		107,438,069
(Cost $82,463,742)
Other Assets in Excess of Liabilities - 0.1%		112,494
TOTAL NET ASSETS - 100.0%		$107,550,563

(a) Non-income producing security.
(b) Security issued by non-U.S. incorporated company.
(c) The rate quoted is the annualized seven-day yield of the Fund at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard &
Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by
U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

LKCM BALANCED FUND
Sector Classification
September 30, 2023

Sectors:	% Net Assets

Information Technology	18.3%
Health Care	13.4%
Industrials	12.1%
Consumer Staples	10.5%
Financials	10.4%
Materials	9.7%
Energy	8.3%
Consumer Discretionary	7.4%
Communication Services	6.6%
Real Estate	2.0%
Money Market Funds	1.2%
Other assets in excess of liabilities	0.1%

Fair Value Measurement Summary at September 30, 2023 (Unaudited)

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded. Nasdaq Global Market securities are valued at the Nasdaq Official
Closing Price ("NOCP"). Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets. Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded. Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service. Futures and options on futures are valued at the settlement prices established each day on the principal exchange on which they are traded. Forward contracts are valued based on the forward rate using information provided by an independent pricing service. Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued in good faith at fair value. Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act of 1940, including related oversight and reporting requirements.
The Valuation Rule also defines when market quotations are “readily available” for purposes of the Investment Company Act of 1940, the threshold for determining whether the Fund must fair value a security. The Valuation Rule permits the Fund’s board to designate the
Fund’s primary investment adviser as “valuation designee” to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the registered investment company’s board receives the information it needs to oversee the investment adviser’s fair value determinations. The Board has designated the Adviser as valuation designee under the Valuation Rule to perform fair value functions in accordance with the requirements of the Valuation Rule. The
Adviser may value securities at fair value in good faith pursuant to the Adviser’s and the Fund’s procedures. The Adviser may use prices provided by independent pricing services to assist in the fair valuation of the Fund’s portfolio securities.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs') used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of September 30, 2023, the Fund's assets carried at fair value were classified as follows:

LKCM Balanced Fund
Description	Level 1	Level 2	Level 3	Total
Common Stock	$74,460,058	$–	$–	$74,460,058
Corporate Bonds	–	31,655,103	–	31,655,103
Short-Term Investments	1,322,908	–	–	1,322,908
Total Investments	$75,782,966	$31,655,103	$–	$107,438,069